Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule Of Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Col. A	Col. B	Col. C				Col. D	Col. E
	Balance at	Balance	Charged to		Charged		Balance at
	Beginning	Acquired through	Costs and		to Other		End of
Description	of Period	Acquisitions	Expenses		Accounts (a)	Deductions	Period
Allowance for doubtful
accounts:
Year ended December 31, 2013	$62	$—	$14		$—	$16	$60
Year ended December 31, 2012	$77	$—	$14		$—	$29	$62
Year ended December 31, 2011	$88	$—	$15		$9	$35	$77

Valuation allowance on
deferred tax assets:
Year ended December 31, 2013	$240	$—	$450	(b)	$—	$56	$634
Year ended December 31, 2012	$227	$—	$37		$—	$24	$240
Year ended December 31, 2011	$240	$—	$16		$—	$29	$227

Reserves for inventory
obsolescence:
Year ended December 31, 2013	$32	$—	$15		$—	$12	$35
Year ended December 31, 2012	$27	$—	$13		$—	$8	$32
Year ended December 31, 2011	$22	$—	$14		$—	$9	$27

  Primarily reflects reclasses from other balance sheet accounts.
  Primarily relates to the valuation allowances for a capital loss deferred tax asset in a foreign jurisdiction that arose from the restructuring of foreign operations and net operating loss deferred tax assets in foreign jurisdictions.